WARRANTS (Details 1) - $ / shares	3 Months Ended	6 Months Ended
	Mar. 31, 2016	Sep. 30, 2016	Feb. 29, 2016	Dec. 31, 2015	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.80
Class of Warrant or Right, Number of Warrants	17,900,288	17,638,243		18,049,075	10,823,450
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40	$ 1.40
Class of Warrant or Right, Number of Warrants	7,735,750	7,735,750		7,735,750
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Number of Warrants	773,575			773,575
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40	$ 1.40
Class of Warrant or Right, Number of Warrants	1,212,500	1,212,500		1,212,500
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019	Mar. 27, 2019
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Number of Warrants	121,250			121,250
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40	$ 1.40
Class of Warrant or Right, Number of Warrants	891,250	891,250		891,250
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019	Mar. 31, 2019
Warrant Six [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Number of Warrants	89,125			89,125
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Seven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40	$ 1.40
Class of Warrant or Right, Number of Warrants	3,115,000	3,115,000		3,115,000
Class Of Warrant Or Right Expiry Date	Apr. 21, 2019	Apr. 21, 2019
Warrant Eight [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Number of Warrants	311,500			311,500
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Nine [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40	$ 1.40
Class of Warrant or Right, Number of Warrants	1,418,750	1,418,750		1,418,750
Class Of Warrant Or Right Expiry Date	May 27, 2019	May 27, 2019
Warrant Ten [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Number of Warrants	141,875			141,875
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Eleven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.40	$ 1.40
Class of Warrant or Right, Number of Warrants	2,035,000	2,035,000		2,035,000
Class Of Warrant Or Right Expiry Date	Jun. 30, 2019	Jun. 30, 2019
Warrant Twelve [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.80
Class of Warrant or Right, Number of Warrants	54,713			203,500
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019
Warrant Thirteen [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.80
Class of Warrant or Right, Number of Warrants		1,229,993
Class Of Warrant Or Right Expiry Date		Feb. 26, 2019